Note 17 - Deferred Income Tax and Social Contribution - Applied Rates (Details)	12 Months Ended
	Dec. 31, 2017
Central America and the Caribbean [member] | Bottom of range [member]
Statement Line Items [Line Items]
Applied rates	23.00%
Central America and the Caribbean [member] | Top of range [member]
Statement Line Items [Line Items]
Applied rates	31.00%
Latin America [member] | Bottom of range [member]
Statement Line Items [Line Items]
Applied rates	14.00%	[1]
Latin America [member] | Top of range [member]
Statement Line Items [Line Items]
Applied rates	35.00%	[1]
Canada [member]
Statement Line Items [Line Items]
Applied rates	26.00%

[1]	Amendments to Argentine tax legislation approved on December 29, 2017 affect tax periods beginning in October 2018 and reduce the income tax rate in the first two years from 35% to 30% and, as a after, to 25%. For fiscal year 2017, however, there is an impact of R $ 33.0 million in deferred income tax.